10. Income Taxes (Details - Deferred Tax Assets) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Foreign capital loss carryforwards		$ 1,775,932	$ 1,874,254
U.S. federal net operating loss carryforwards		1,659,050	923,816
Share-based compensation		1,313,226	52,320
Enhanced research and development tax credits		852,272	786,342
U.S. state net operating loss carryforwards		422,622	233,825
Accrued expenses		44,557	157,329
Depreciation		25,823	37,703
Other		4,998	115,384
Total deferred tax assets before valuation allowance		15,902,784	13,773,409
Deferred tax liability:
Indefinite-lived intangible asset		(2,918,518)	(3,080,096)
Debt discount		(578,346)	0
Total deferred tax liabilities		(3,496,864)	(3,080,096)
Less valuation allowance	$ (16,500,000)	(15,324,438)	(13,773,409)
Total net deferred tax liability	$ (2,918,518)	(2,918,518)	(3,080,096)
UNITED KINGDOM [Member]
Deferred tax assets:
Foreign net operating loss carryforwards		9,402,398	9,198,798
Foreign capital loss carryforwards		1,775,932	1,874,254
GERMANY [Member]
Deferred tax assets:
Foreign net operating loss carryforwards		$ 401,906	$ 393,638